Exhibit 99.1

World Omni Auto Receivables Trust 2025-C
Monthly Servicer Certificate
February 28, 2026

Dates Covered
Collections Period	02/01/26 - 02/28/26
Interest Accrual Period	02/17/26 - 03/15/26
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/26	965,099,294.37	37,886
Yield Supplement Overcollateralization Amount 01/31/26	61,625,394.52	0
Receivables Balance 01/31/26	1,026,724,688.89	37,886
Principal Payments	36,364,582.53	814
Defaulted Receivables	2,145,281.09	60
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/26	58,667,434.00	0
Pool Balance at 02/28/26	929,547,391.27	37,012

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.85%
Prepayment ABS Speed	1.74%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	10,423,032.15	385
Past Due 61-90 days	3,087,677.87	106
Past Due 91-120 days	555,178.38	25
Past Due 121+ days	0.00	0
Total	14,065,888.40	516

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Delinquency Trigger Occurred	NO

Recoveries	1,577,165.79
Aggregate Net Losses/(Gains) - February 2026	568,115.30
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.66%
Prior Net Losses/(Gains) Ratio	1.16%
Second Prior Net Losses/(Gains) Ratio	0.91%
Third Prior Net Losses/(Gains) Ratio	0.57%
Four Month Average	0.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.33%

Overcollateralization Target Amount	8,365,926.52
Actual Overcollateralization	8,365,926.52
Weighted Average Contract Rate	6.34%
Weighted Average Contract Rate, Yield Adjusted	9.34%
Weighted Average Remaining Term	55.94

Flow of Funds	$ Amount
Collections	43,074,710.12
Investment Earnings on Cash Accounts	12,512.84
Servicing Fee	(855,603.91)
Transfer to Collection Account	-
Available Funds	42,231,619.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,023,442.46
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	8,566,009.45
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,365,926.52
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,771,307.12

Total Distributions of Available Funds	42,231,619.05

Servicing Fee	855,603.91
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 02/17/26	956,413,400.72
Principal Paid	35,231,935.97
Note Balance @ 03/16/26	921,181,464.75

Class A-1
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2a
Note Balance @ 02/17/26	223,966,177.91
Principal Paid	19,638,854.26
Note Balance @ 03/16/26	204,327,323.65
Note Factor @ 03/16/26	87.6941303%

Class A-2b
Note Balance @ 02/17/26	177,827,222.81
Principal Paid	15,593,081.71
Note Balance @ 03/16/26	162,234,141.10
Note Factor @ 03/16/26	87.6941303%

Class A-3
Note Balance @ 02/17/26	418,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	418,000,000.00
Note Factor @ 03/16/26	100.0000000%

Class A-4
Note Balance @ 02/17/26	81,810,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	81,810,000.00
Note Factor @ 03/16/26	100.0000000%

Class B
Note Balance @ 02/17/26	36,510,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	36,510,000.00
Note Factor @ 03/16/26	100.0000000%

Class C
Note Balance @ 02/17/26	18,300,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	18,300,000.00
Note Factor @ 03/16/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,228,375.96
Total Principal Paid	35,231,935.97
Total Paid	38,460,311.93

Class A-1
Coupon	4.35900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.19000%
Interest Paid	782,015.24
Principal Paid	19,638,854.26
Total Paid to A-2a Holders	20,420,869.50

Class A-2b
SOFR Rate	3.65819%
Coupon	4.00819%
Interest Paid	534,573.97
Principal Paid	15,593,081.71
Total Paid to A-2b Holders	16,127,655.68

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6494239
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.9137117
Total Distribution Amount	31.5631356

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.3562886
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	84.2869282
Total A-2a Distribution Amount	87.6432168

A-2b Interest Distribution Amount	2.8895890
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	84.2869282
Total A-2b Distribution Amount	87.1765172

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	243.13
Noteholders' Third Priority Principal Distributable Amount	519.42
Noteholders' Principal Distributable Amount	237.45

Account Balances	$ Amount
Reserve Account
Balance as of 02/17/26	3,046,305.69
Investment Earnings	8,179.32
Investment Earnings Paid	(8,179.32)
Deposit/(Withdrawal)	-
Balance as of 03/16/26	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69